Quarterly Report
September 30, 2020
MFS®  International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
FCG-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.6%
Airlines – 0.7%
Ryanair Holdings PLC, ADR (a)	111,949	$9,152,950
Alcoholic Beverages – 5.1%
Diageo PLC	707,539	$24,239,011
Heineken N.V.	178,388	15,870,375
Pernod Ricard S.A.	187,979	30,006,907
		$70,116,293
Apparel Manufacturers – 0.9%
Compagnie Financiere Richemont S.A.	111,603	$7,476,147
LVMH Moet Hennessy Louis Vuitton SE	11,649	5,445,859
		$12,922,006
Automotive – 0.7%
Compagnie Generale des Etablissements Michelin	38,554	$4,125,463
Knorr-Bremse AG	45,805	5,410,749
		$9,536,212
Biotechnology – 1.3%
Novozymes A.S.	285,248	$17,941,821
Brokerage & Asset Managers – 0.6%
Euronext N.V.	68,647	$8,580,779
Business Services – 7.2%
Compass Group PLC	564,175	$8,468,921
Experian PLC	442,745	16,567,880
Intertek Group PLC	190,684	15,510,619
Nomura Research Institute Ltd.	433,100	12,709,852
Secom Co. Ltd.	212,800	19,444,367
SGS S.A.	7,715	20,681,108
Sohgo Security Services Co. Ltd.	114,100	5,436,944
		$98,819,691
Chemicals – 3.8%
Givaudan S.A.	12,080	$52,068,400
Computer Software – 10.1%
ANSYS, Inc. (a)	114,689	$37,529,681
Cadence Design Systems, Inc. (a)	582,371	62,098,220
Dassault Systemes S.A.	74,360	13,870,718
OBIC Co. Ltd.	83,600	14,709,838
SAP SE	74,333	11,570,261
		$139,778,718
Computer Software - Systems – 2.5%
Amadeus IT Group S.A.	385,055	$21,369,002
Descartes Systems Group, Inc. (a)	68,946	3,927,418
Wix.com Ltd. (a)	38,356	9,775,027
		$35,071,447
Construction – 0.6%
Geberit AG	13,752	$8,149,223

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 11.0%
Colgate-Palmolive Co.	343,283	$26,484,283
Kao Corp.	360,600	27,059,472
Kobayashi Pharmaceutical Co. Ltd.	205,200	19,862,707
KOSE Corp.	23,700	2,897,791
L'Oréal	97,312	31,672,337
Reckitt Benckiser Group PLC	323,738	31,580,772
ROHTO Pharmaceutical Co. Ltd.	368,400	12,114,721
		$151,672,083
Electrical Equipment – 7.7%
Halma PLC	446,766	$13,465,696
Legrand S.A.	310,462	24,785,308
OMRON Corp.	197,300	15,368,351
Schneider Electric SE	318,768	39,563,886
Spectris PLC	239,550	7,532,844
Yokogawa Electric Corp.	311,700	4,951,890
		$105,667,975
Electronics – 8.9%
Analog Devices, Inc.	197,930	$23,106,348
DISCO Corp.	17,500	4,258,183
Hirose Electric Co. Ltd.	135,800	17,484,487
Infineon Technologies AG	63,993	1,809,314
Samsung Electronics Co. Ltd.	398,375	20,072,393
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	557,855	45,225,305
Texas Instruments, Inc.	79,649	11,373,081
		$123,329,111
Engineering - Construction – 0.8%
IMI PLC	856,851	$11,545,188
Food & Beverages – 11.2%
Chocoladefabriken Lindt & Sprungli AG	201	$1,696,732
Danone S.A.	268,747	17,399,400
Ezaki Glico Co. Ltd.	159,900	7,160,380
ITO EN Ltd.	340,600	24,299,998
Kerry Group PLC	87,557	11,240,852
Nestle S.A.	571,977	67,900,728
Nissan Foods Holdings Co. Ltd.	52,900	4,972,645
Toyo Suisan Kaisha Ltd.	364,400	19,258,030
		$153,928,765
Insurance – 0.4%
Hiscox Ltd.	422,029	$4,865,142
Internet – 0.7%
Alphabet, Inc., “A” (a)	7,003	$10,263,597
Machinery & Tools – 5.5%
Epiroc AB, “A”	350,247	$5,089,930
GEA Group AG	253,371	8,931,308
Nordson Corp.	66,732	12,800,532
Schindler Holding AG	29,601	8,082,788
SMC Corp.	28,400	15,806,236
Spirax-Sarco Engineering PLC	160,595	22,832,625
Wartsila Oyj Abp	202,967	1,598,673
		$75,142,092

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 0.6%
Svenska Handelsbanken AB, “A” (a)	389,251	$3,269,179
UBS Group AG	506,004	5,648,859
		$8,918,038
Medical Equipment – 3.3%
EssilorLuxottica (a)	53,856	$7,323,632
Nihon Kohden Corp.	374,300	12,310,554
Shimadzu Corp.	388,700	11,857,990
Terumo Corp.	342,400	13,641,738
		$45,133,914
Oil Services – 0.1%
Core Laboratories N.V.	116,989	$1,785,252
Other Banks & Diversified Financials – 1.1%
Chiba Bank Ltd.	538,100	$2,969,525
Hachijuni Bank Ltd.	528,000	2,077,262
Julius Baer Group Ltd.	77,234	3,292,958
Jyske Bank A.S. (a)	67,031	1,889,565
Mebuki Financial Group, Inc.	889,300	2,017,722
North Pacific Bank Ltd.	791,400	1,725,180
Sydbank A.S. (a)	88,886	1,394,203
		$15,366,415
Pharmaceuticals – 1.4%
Santen Pharmaceutical Co. Ltd.	923,800	$18,942,447
Precious Metals & Minerals – 1.9%
Agnico-Eagle Mines Ltd.	99,559	$7,932,270
Franco-Nevada Corp.	132,566	18,524,694
		$26,456,964
Real Estate – 3.5%
Deutsche Wohnen SE	425,483	$21,296,224
LEG Immobilien AG	50,528	7,215,620
TAG Immobilien AG	226,919	6,848,156
Vonovia SE, REIT	187,763	12,895,959
		$48,255,959
Specialty Chemicals – 3.0%
Croda International PLC	64,139	$5,178,338
Kansai Paint Co. Ltd.	253,300	6,291,511
Sika AG	42,223	10,374,100
Symrise AG	136,132	18,833,736
		$40,677,685
Total Common Stocks		$1,304,088,167
Preferred Stocks – 2.5%
Consumer Products – 2.5%
Henkel AG & Co. KGaA	319,088	$33,415,921
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 0.1% (v)	36,091,248	$36,091,248

Other Assets, Less Liabilities – 0.3%		4,700,581
Net Assets – 100.0%		$1,378,295,917

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $36,091,248 and $1,337,504,088, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
JPY	Japanese Yen
Derivative Contracts at 9/30/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	24,746,931	JPY	2,601,828,000	HSBC Bank	2/19/2021	$25,647
Liability Derivatives
USD	24,627,119	JPY	2,601,828,000	HSBC Bank	2/19/2021	$(94,165)
USD	7,524,134	JPY	795,000,000	Morgan Stanley Capital Services, Inc.	2/19/2021	(29,563)
						$(123,728)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$12,709,852	$286,919,969	$—	$299,629,821
United States	185,440,994	—	—	185,440,994
Switzerland	179,722,184	5,648,859	—	185,371,043
France	79,078,644	103,695,645	—	182,774,289
United Kingdom	43,978,758	117,808,278	—	161,787,036
Germany	113,885,191	14,342,057	—	128,227,248
Taiwan	45,225,305	—	—	45,225,305
Canada	30,384,382	—	—	30,384,382
Spain	—	21,369,002	—	21,369,002
Other Countries	56,011,575	41,283,393	—	97,294,968
Mutual Funds	36,091,248	—	—	36,091,248
Total	$782,528,133	$591,067,203	$—	$1,373,595,336
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$25,647	$—	$25,647
Forward Foreign Currency Exchange Contracts – Liabilities	—	(123,728)	—	(123,728)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$40,476,769	$146,811,832	$151,195,468	$(1,885)	$—	$36,091,248
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$187,894	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2020, are as follows:
Japan	21.7%
United States	16.4%
Switzerland	13.4%
France	13.3%
United Kingdom	11.7%
Germany	9.3%
Taiwan	3.3%
Canada	2.2%
Spain	1.6%
Other Countries	7.1%

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.